Fees and Expenses - Prospectus Summary - NYLI Cushing MLP Premier Fund	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 39 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Cushing MLP Premier Fund	Class A		Investor Class		Class C	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Cushing MLP Premier Fund		Class A	Investor Class	Class C	Class I
Management Fees (as a percentage of Assets)	[1]	1.10%	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%
Other Expenses (as a percentage of Assets):		0.14%	0.11%	0.11%	0.14%
Expenses (as a percentage of Assets)		1.49%	1.46%	2.21%	1.24%
[1]	The management fee is as follows: 1.10% on assets up to $3 billion and 1.05% on assets over $3 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Cushing MLP Premier Fund - USD ($)	Class A	Investor Class	Class C	Class I
Expense Example, with Redemption, 1 Year	$ 693	$ 641	$ 324	$ 126
Expense Example, with Redemption, 3 Years	995	939	691	393
Expense Example, with Redemption, 5 Years	1,318	1,258	1,185	681
Expense Example, with Redemption, 10 Years	$ 2,232	$ 2,159	$ 2,544	$ 1,500

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Cushing MLP Premier Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 224
Expense Example, No Redemption, 3 Years	691
Expense Example, No Redemption, 5 Years	1,185
Expense Example, No Redemption, 10 Years	$ 2,544

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	31.00%
Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.